Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Customer Business					Global Markets Business Group	Total
	Retail Banking Business Group	Corporate Banking Business Group	Global Business Group	Trust Assets Business Group	Total
	(in millions)
Balance at March 31, 2015:
Goodwill	¥840,055	¥885,234	¥791,810	¥39,991	¥2,557,090	¥2,300	¥2,559,390
Accumulated impairment losses	(840,055)	(885,234)	(532)	(25,959)	(1,751,780)	—	(1,751,780)

	—	—	791,278	14,032	805,310	2,300	807,610
Goodwill acquired during the fiscal year(2)	—	—	—	2,732	2,732	—	2,732
Impairment loss	—	—	(329,421)	(4,298)	(333,719)	—	(333,719)
Foreign currency translation adjustments and other	—	—	(22,225)	(23)	(22,248)	—	(22,248)

Balance at March 31, 2016:
Goodwill	840,055	885,234	769,585	42,700	2,537,574	2,300	2,539,874
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(30,257)	(2,085,499)	—	(2,085,499)

	—	—	439,632	12,443	452,075	2,300	454,375
Goodwill acquired during the fiscal year(2)	—	—	8,280	7,975	16,255	—	16,255
Impairment loss	—	—	—	(6,638)	(6,638)	—	(6,638)
Foreign currency translation adjustments and other	—	—	(13,835)	(14)	(13,849)	—	(13,849)

Balance at March 31, 2017:
Goodwill	840,055	885,234	764,030	50,661	2,539,980	2,300	2,542,280
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(36,895)	(2,092,137)	—	(2,092,137)

	¥—	¥—	¥434,077	¥13,766	¥447,843	¥2,300	¥450,143

Notes:

(1)	See Note 30 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisition.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	2016			2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,204,185	¥1,517,237	¥686,948	¥2,386,754	¥1,675,564	¥711,190
Core deposit intangibles	137,337	76,872	60,465	126,728	76,628	50,100
Customer relationships	378,295	182,284	196,011	395,136	203,144	191,992
Trade names	78,079	23,915	54,164	77,024	27,210	49,814
Other	12,293	4,015	8,278	12,068	3,929	8,139

Total	¥2,810,189	¥1,804,323	1,005,866	¥2,997,710	¥1,986,475	1,011,235

Intangible assets not subject to amortization:
Other			9,284			9,124

Total			9,284			9,124

Total			¥1,015,150			¥1,020,359

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2018	¥244,989
2019	206,682
2020	169,905
2021	128,611
2022	91,179